Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Revenues and Adjusted EBITDA by Segment
The Company also reports “Corporate costs”, which includes expenses for corporate functions and the Change Program which are centrally managed. Corporate costs does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Revenues
Legal Professionals	700	673	1,398	1,341
Corporates	373	346	784	728
Tax & Accounting Professionals	217	199	470	426
Reuters News	188	173	364	338
Global Print	142	147	284	290
Eliminations/Rounding	(6)	(6)	(12)	(11)
Revenues	1,614	1,532	3,288	3,112

Adjusted EBITDA
Legal Professionals	304	285	609	564
Corporates	139	128	296	273
Tax & Accounting Professionals	81	74	203	173
Reuters News	44	35	81	63
Global Print	50	56	103	113
Total reportable segments adjusted EBITDA	618	578	1,292	1,186
Corporate costs	(57)	(76)	(131)	(126)
Fair value adjustments (see note 5)	12	(6)	5	(2)
Depreciation	(38)	(42)	(76)	(88)
Amortization of computer software	(121)	(122)	(235)	(237)
Amortization of other identifiable intangible assets	(25)	(30)	(51)	(61)
Other operating gains, net	2	14	1	31
Operating profit	391	316	805	703
Net interest expense	(49)	(49)	(97)	(100)
Other finance income (costs)	320	2	414	(4)
Share of post-tax (losses) earnings in equity method investments	(825)	1,092	(27)	7,389
Tax benefit (expense)	92	(289)	(148)	(1,883)
(Loss) earnings from continuing operations	(71)	1,072	947	6,105